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QUARTERLY REPORT

WEALTHTRUST DBS LONG TERM GROWTH ETF

Schedule of InvestmentsApril 30, 2026 (unaudited)

		Shares	Value
57.00%	COMMON STOCKS
9.97%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	10,145	$3,903,796
	Meta Platforms, Inc.	4,046	2,475,788
	Netflix, Inc.(A)	12,756	1,194,089
			7,573,673

5.26%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	8,876	2,352,672
	Carnival Corporation ADR	34,506	914,754
	Royal Caribbean Cruises ADR	2,772	731,143
			3,998,569

3.92%	ENERGY
	Devon Energy Corp.	42,289	2,172,386
	Expand Energy Corp.	7,873	804,227
			2,976,613

12.20%	FINANCIALS
	Ameriprise Financial, Inc.	2,854	1,355,051
	Bank of America Corp.	26,661	1,425,297
	Bank of New York Mellon	15,273	2,052,233
	Capital One Financial Corp.	7,490	1,432,837
	Citizens Financial Group	19,395	1,261,645
	Synchrony Financial	22,854	1,741,475
			9,268,538

5.88%	HEALTH CARE
	Eli Lilly & Co.	2,354	2,200,048
	ResMed, Inc.	3,806	813,761
	Teva Pharmaceutical Industries Ltd. ADR(A)	26,715	936,895
	Universal Health Services, Inc.	3,045	512,382
			4,463,086

QUARTERLY REPORT

WEALTHTRUST DBS LONG TERM GROWTH ETF

Schedule of Investments - continuedApril 30, 2026 (unaudited)

		Shares	Value
8.56%	INDUSTRIALS
	EMCOR Group, Inc.	2,209	$1,969,699
	Leidos Holdings, Inc.	5,563	830,111
	RTX Corp.	6,949	1,223,510
	Vertiv Holdings Co.	7,547	2,479,114
			6,502,434

11.21%	INFORMATION TECHNOLOGY
	Apple, Inc.	3,819	1,036,286
	Broadcom, Inc.	3,300	1,377,519
	Microsoft Corp.	3,016	1,229,864
	Nvidia Corp.	10,204	2,036,412
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,160	2,835,790
			8,515,871

57.00%	TOTAL COMMON STOCKS
	(Cost: $31,656,072)		43,298,784

38.28%	EXCHANGE TRADED FUNDS
13.46%	LARGE CAP FUNDS
	Invesco QQQ Trust Series	4,205	2,807,847
	iShares Russell 1000 ETF	18,883	7,417,809
			10,225,656

3.33%	METALS
	iShares Silver Trust(A)	7,086	472,353
	SPDR Gold Shares(A)	4,847	2,053,480
			2,525,833

4.95%	MID-CAP FUNDS
	Vanguard Mid-Cap ETF	48,680	3,763,451

14.49%	SHORT-TERM BONDS
	SPDR Bloomberg 3-12 Month	110,733	11,010,182

QUARTERLY REPORT

WEALTHTRUST DBS LONG TERM GROWTH ETF

Schedule of Investments - continuedApril 30, 2026 (unaudited)

		Shares	Value
2.05%	SMALL CAP FUNDS
	Vanguard Small-Cap ETF	5,487	$1,560,448

38.28%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $25,752,236)		29,085,570

95.28%	TOTAL INVESTMENTS
	(Cost: $57,408,308)		72,384,354
4.72%	Other assets, net of liabilities		3,589,570
100.00%	NET ASSETS		$ 75,973,924

(A)Non-income producing

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

QUARTERLY REPORT

WEALTHTRUST DBS LONG TERM GROWTH ETF

Schedule of Investments - continuedApril 30, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of April 30, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Common Stocks	$43,298,784	$—	$—	$43,298,784
Exchange Traded Funds	29,085,570	—	—	29,085,570
	$72,384,354	$—	$—	$72,384,354

The cost of investments for Federal income tax purposes has been estimated a/o April 30, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $57,408,308, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$15,418,480
Gross unrealized depreciation	(442,435)
Net unrealized appreciation	$14,976,045